Earning Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit for the period attributable to owners of the parent	¥ 192,960	¥ 284,051	¥ 582,169	¥ 444,102
Weighted average number of common shares outstanding, basic	1,716,433,911	1,726,645,596	1,722,778,664	1,726,634,998
Basic earnings per share attributable to owners of the parent	¥ 112.42	¥ 164.51	¥ 337.92	¥ 257.21